FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Disclosure of fair value of financial instruments [text block]
The following table lists the company’s financial instruments by their carrying value and fair value as at December 31, 2024 and 2023:

	2024		2023
AS AT DEC. 31 (MILLIONS)	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets
Cash and cash equivalents	$15,051	$15,051	$11,222	$11,222
Other financial assets
Government bonds	1,383	1,383	1,600	1,600
Corporate bonds	2,730	2,730	2,441	2,441
Fixed income securities and other	7,888	7,888	9,198	9,198
Common shares and warrants	5,744	5,744	5,181	5,181
Loans and notes receivable	8,142	8,142	9,904	9,904
	25,887	25,887	28,324	28,324
Accounts receivable and other	20,760	20,760	19,464	19,464
	$61,698	$61,698	$59,010	$59,010
Financial liabilities
Corporate borrowings	$14,232	$13,471	$12,160	$11,350
Non-recourse borrowings of managed entities
Property-specific borrowings	204,558	204,502	205,336	205,003
Subsidiary borrowings	16,002	16,076	16,214	16,030
	220,560	220,578	221,550	221,033
Accounts payable and other	45,700	45,700	50,009	50,009
Subsidiary equity obligations	4,759	4,759	4,145	4,145
	$285,251	$284,508	$287,864	$286,537

Disclosure of fair value measurement of assets [text block]
The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the fair value hierarchy levels:

	2024			2023
AS AT DEC. 31 (MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Other financial assets
Government bonds	$21	$1,362	$—	$25	$1,575	$—
Corporate bonds	—	1,554	740	—	1,662	777
Fixed income securities and other	475	878	6,026	455	958	4,903
Common shares and warrants	661	1,319	3,764	857	1,309	3,015
Loans and notes receivables	—	31	10	—	46	17
	1,157	5,144	10,540	1,337	5,550	8,712
Accounts receivable and other	—	4,387	353	6	2,520	89
	$1,157	$9,531	$10,893	$1,343	$8,070	$8,801
Financial liabilities
Accounts payable and other	$—	$2,037	$3,523	$9	$5,119	$3,259
Subsidiary equity obligations	—	—	129	4	—	259
	$—	$2,037	$3,652	$13	$5,119	$3,518
The following table presents our investment properties measured at fair value:

AS AT DEC. 31 (MILLIONS)	2024	2023
Core	$18,501	$18,970
Transitional and development	21,495	23,016
LP Investments[1]	58,446	77,627
Other investment properties	5,223	4,539
	$103,665	$124,152

Description of valuation techniques used in fair value measurement, assets
The following table summarizes the valuation techniques and key inputs used in the fair value measurement of Level 2 financial instruments:

(MILLIONS) Type of Asset/Liability	Carrying Value Dec. 31, 2024	Valuation Techniques and Key Inputs
Other financial assets	$5,144	Valuation models based on observable market data
Derivative assets/Derivative liabilities (accounts receivable/accounts payable)	4,387 / (2,037)	Foreign currency forward contracts – discounted cash flow model – forward exchange rates (from observable forward exchange rates at the end of the reporting period) and discounted at credit adjusted rate

Interest rate contracts – discounted cash flow model – forward interest rates (from observable yield curves) and applicable credit spreads discounted at a credit adjusted rate

		Energy derivatives – quoted market prices, or in their absence internal valuation models, corroborated with observable market data

Disclosure of significant unobservable inputs used in fair value measurement of assets [text block]
The following table summarizes the key valuation metrics of the company’s investment properties:

	2024			2023
AS AT DEC. 31	Discount Rate	Terminal Capitalization Rate	Investment Horizon (years)	Discount Rate	Terminal Capitalization Rate	Investment Horizon (years)
Core	6.3%	4.8%	11	6.2%	4.8%	11
Transitional and development[1]	7.9%	6.3%	10	7.9%	6.2%	10
LP Investments[1,2]	9.1%	6.2%	14	8.6%	5.8%	13
Other investment properties[3]	7.9%	n/a	n/a	7.4%	n/a	n/a
1.The rates presented are for investment properties valued using the discounted cash flow method. These rates exclude multifamily, triple net lease, student housing, manufactured housing and other investment properties valued using the direct capitalization method.

Disclosure of significant unobservable inputs used in fair value measurement of liabilities [text block]
The following table summarizes the valuation techniques and significant unobservable inputs used in the fair value measurement of Level 3 financial instruments:

(MILLIONS) Type of Asset/Liability	Carrying Value Dec. 31, 2024	Valuation Techniques	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value
Corporate bonds	$740	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Fixed income securities and other	6,026	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Common shares and warrants	3,764	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
		Black-Scholes model	• Volatility	• Increases (decreases) in volatility increase (decreases) fair value
			• Term to maturity	• Increases (decreases) in term to maturity increase (decrease) fair value
Derivative assets/Derivative liabilities (accounts receivable/payable)	353 / (3,523)	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Limited-life funds (subsidiary equity obligations)	(129)	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
			• Terminal capitalization rate	• Increases (decreases) in terminal capitalization rate decrease (increase) fair value
			• Investment horizon	• Increases (decreases) in the investment horizon decrease (increase) fair value

Disclosure of financial assets
The following tables list the company’s financial instruments by their respective classification as at December 31, 2024 and 2023:

AS AT DEC. 31, 2024 (MILLIONS)	Fair Value Through Profit or Loss	Fair Value Through OCI	Amortized Cost	Total
Financial assets[1]
Cash and cash equivalents	$—	$—	$15,051	$15,051
Other financial assets
Government bonds	—	1,383	—	1,383
Corporate bonds	788	1,506	436	2,730
Fixed income securities and other	5,287	2,092	509	7,888
Common shares and warrants	3,913	1,831	—	5,744
Loans and notes receivable	41	—	8,101	8,142
	10,029	6,812	9,046	25,887
Accounts receivable and other[2]	4,740	—	16,020	20,760
	$14,769	$6,812	$40,117	$61,698
Financial liabilities
Corporate borrowings	$—	$—	$14,232	$14,232
Non-recourse borrowings of managed entities
Property-specific borrowings	—	—	204,558	204,558
Subsidiary borrowings	—	—	16,002	16,002
	—	—	220,560	220,560
Accounts payable and other[2]	5,560	—	40,140	45,700
Subsidiary equity obligations	129	—	4,630	4,759
	$5,689	$—	$279,562	$285,251
1.Financial assets include $8.5 billion of assets pledged as collateral.
2.Includes derivative instruments which are elected for hedge accounting, totaling $3.2 billion included in accounts receivable and other and $2.4 billion included in accounts payable and other, for which changes in fair value are recorded in other comprehensive income.

AS AT DEC. 31, 2023 (MILLIONS)	Fair Value Through Profit or Loss	Fair Value Through OCI	Amortized Cost	Total
Financial assets[1]
Cash and cash equivalents	$—	$—	$11,222	$11,222
Other financial assets
Government bonds	—	1,600	—	1,600
Corporate bonds	866	1,573	2	2,441
Fixed income securities and other	4,451	1,865	2,882	9,198
Common shares and warrants	3,354	1,827	—	5,181
Loans and notes receivable	63	—	9,841	9,904
	8,734	6,865	12,725	28,324
Accounts receivable and other[2]	2,615	—	16,849	19,464
	$11,349	$6,865	$40,796	$59,010
Financial liabilities
Corporate borrowings	$—	$—	$12,160	$12,160
Non-recourse borrowings of managed entities
Property-specific borrowings	—	—	205,336	205,336
Subsidiary borrowings	—	—	16,214	16,214
	—	—	221,550	221,550
Accounts payable and other[2]	8,387	—	41,622	50,009
Subsidiary equity obligations	263	—	3,882	4,145
	$8,650	$—	$279,214	$287,864
1.Financial assets include $9.4 billion of assets pledged as collateral.
2.Includes derivative instruments which are elected for hedge accounting, totaling $2.1 billion included in accounts receivable and other and $3.3 billion included in accounts payable and other, for which changes in fair value are recorded in other comprehensive income.
The current and non-current balances of other financial assets are as follows:

AS AT DEC. 31 (MILLIONS)	2024	2023
Current	$5,132	$5,670
Non-current	20,755	22,654
Total	$25,887	$28,324

Disclosure of financial liabilities
The following tables list the company’s financial instruments by their respective classification as at December 31, 2024 and 2023:

AS AT DEC. 31, 2024 (MILLIONS)	Fair Value Through Profit or Loss	Fair Value Through OCI	Amortized Cost	Total
Financial assets[1]
Cash and cash equivalents	$—	$—	$15,051	$15,051
Other financial assets
Government bonds	—	1,383	—	1,383
Corporate bonds	788	1,506	436	2,730
Fixed income securities and other	5,287	2,092	509	7,888
Common shares and warrants	3,913	1,831	—	5,744
Loans and notes receivable	41	—	8,101	8,142
	10,029	6,812	9,046	25,887
Accounts receivable and other[2]	4,740	—	16,020	20,760
	$14,769	$6,812	$40,117	$61,698
Financial liabilities
Corporate borrowings	$—	$—	$14,232	$14,232
Non-recourse borrowings of managed entities
Property-specific borrowings	—	—	204,558	204,558
Subsidiary borrowings	—	—	16,002	16,002
	—	—	220,560	220,560
Accounts payable and other[2]	5,560	—	40,140	45,700
Subsidiary equity obligations	129	—	4,630	4,759
	$5,689	$—	$279,562	$285,251
1.Financial assets include $8.5 billion of assets pledged as collateral.
2.Includes derivative instruments which are elected for hedge accounting, totaling $3.2 billion included in accounts receivable and other and $2.4 billion included in accounts payable and other, for which changes in fair value are recorded in other comprehensive income.

AS AT DEC. 31, 2023 (MILLIONS)	Fair Value Through Profit or Loss	Fair Value Through OCI	Amortized Cost	Total
Financial assets[1]
Cash and cash equivalents	$—	$—	$11,222	$11,222
Other financial assets
Government bonds	—	1,600	—	1,600
Corporate bonds	866	1,573	2	2,441
Fixed income securities and other	4,451	1,865	2,882	9,198
Common shares and warrants	3,354	1,827	—	5,181
Loans and notes receivable	63	—	9,841	9,904
	8,734	6,865	12,725	28,324
Accounts receivable and other[2]	2,615	—	16,849	19,464
	$11,349	$6,865	$40,796	$59,010
Financial liabilities
Corporate borrowings	$—	$—	$12,160	$12,160
Non-recourse borrowings of managed entities
Property-specific borrowings	—	—	205,336	205,336
Subsidiary borrowings	—	—	16,214	16,214
	—	—	221,550	221,550
Accounts payable and other[2]	8,387	—	41,622	50,009
Subsidiary equity obligations	263	—	3,882	4,145
	$8,650	$—	$279,214	$287,864
1.Financial assets include $9.4 billion of assets pledged as collateral.
2.Includes derivative instruments which are elected for hedge accounting, totaling $2.1 billion included in accounts receivable and other and $3.3 billion included in accounts payable and other, for which changes in fair value are recorded in other comprehensive income.
The following table presents the changes in the balance of financial assets and liabilities classified as Level 3 for the years ended December 31, 2024 and 2023:

	2024		2023
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	Financial Assets	Financial Liabilities	Financial Assets	Financial Liabilities
Balance, beginning of year	$8,801	$3,518	$5,831	$3,092
Fair value changes in net income	603	(432)	317	(444)
Fair value changes in other comprehensive income[1]	102	105	654	(108)
Transfers in	176	—	773	—
Transfers out	(622)	(42)	(44)	(56)
Additions, net of disposals	1,833	503	1,270	1,034
Balance, end of year	$10,893	$3,652	$8,801	$3,518
1.Includes foreign currency translation.
During the year ended December 31, 2024, $622 million of financial assets primarily in our real estate LP investments included within our Asset Management segment were transferred out of Level 3 financial assets to investment properties. Transfers out of Level 3 were a result of prior year loans secured by a multifamily asset portfolio in the U.S. that was subsequently acquired out of foreclosure and is now reported as investment properties in the current period. No other significant transfers were made between Levels 1, 2, or 3 during the year ended December 31, 2024.
During the year ended December 31, 2023, $773 million of direct investments in equity securities within our Asset Management segment were transferred from Level 2 to Level 3 of the fair value hierarchy due to the implied price or cost previously used in the fair valuation of the investments not being observable due to minimal market activity for the securities. No other significant transfers were made between Levels 1, 2, or 3 during the year ended December 31, 2023.
The following table categorizes financial liabilities measured at amortized cost, but for which fair values are disclosed based upon the fair value hierarchy levels:

	2024			2023
AS AT DEC. 31 (MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Corporate borrowings	$13,408	$63	$—	$11,280	$70	$—
Property-specific borrowings	8,986	123,385	72,131	8,526	108,076	88,401
Subsidiary borrowings	7,715	671	7,690	7,527	—	8,503
Subsidiary equity obligations	—	—	4,630	—	1,211	2,671

Disclosure of offsetting of financial assets and financial liabilities	The agreements provide the company with the legal and enforceable right to offset these amounts and accordingly the following balances are presented net in the consolidated financial statements:

	Accounts Receivable and Other		Accounts Payable and Other
AS AT DEC. 31 (MILLIONS)	2024	2023	2024	2023
Gross amounts of financial instruments before netting	$4,882	$3,204	$3,371	$5,305
Gross amounts of financial instruments set-off in the Consolidated Balance Sheets	(142)	(589)	(135)	(506)
Net amounts of financial instruments in the Consolidated Balance Sheets	$4,740	$2,615	$3,236	$4,799